[Logo:]	AMG Managers AMG Funds

		[Logo:] Systematic Fianancial Management, L.P.



			SYSTEMATIC VALUE FUND
			=====================


			      PROSPECTUS
			      ==========
			 dated July 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		TABLE OF CONTENTS
		-----------------
					Page
					----
KEY INFORMATION 			  1
---------------
   Systematic Value Fund 		  1

PERFORMANCE SUMMARY 			  3
-------------------

FEES AND EXPENSES OF THE FUND 		  5
-----------------------------
   Fees and Expenses 			  5
   Example 				  6

SYSTEMATIC VALUE FUND 			  7
---------------------
   Objective 				  7
   Principal Investment Strategies	  7
   Should You Invest in this Fund ?	  8

MANAGERS AMG FUNDS 			  9
------------------

PAST PERFORMANCE OF OTHER
 SYSTEMATIC ACCOUNTS 			 10
-------------------------

FINANCIAL HIGHLIGHTS 			 12
--------------------

YOUR ACCOUNT 				 14
------------
   Minimum Investments in the Fund       14

HOW TO PURCHASE SHARES                   15
----------------------

HOW TO SELL SHARES                       17
------------------

INVESTOR SERVICES 			 18
-----------------

OPERATING POLICIES                       18
------------------

FREQUENT TRADING POLICY                  19
-----------------------

ACCOUNT STATEMENTS                       20
------------------

DIVIDENDS AND DISTRIBUTIONS              20
---------------------------

TAX INFORMATION                          20
---------------

CONTACT INFORMATION                      22
-------------------

ADDITIONAL INFORMATION 			 23
----------------------

			KEY INFORMATION
			===============

This Prospectus contains important information for anyone interested in investing in the Institutional Class shares of the SYSTEMATIC VALUE FUND (the "Fund"), a series of MANAGERS AMG FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and Principal
Risk Factors of the Fund
--------------------------------------------------------

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.



							Principal
Goal			 Principal Strategies 		Risk Factors
----			 --------------------		------------

Long-term capital 	Primarily invests in common      Market Risk
appreciation 		and preferred stocks of		 Management Risk
			medium- and large- 		 Sector Risk
			capitalization U.S.companies     Value Stock Risk
							 Mid-Capitalization
			Invests in companies that, at     Stock Risk
			the time of purchase, have       Large-Capitalization
                        market capitalizations over       Stock Risk
			$3 billion

			Ordinarily chooses investments
                        believed to be undervalued
                        relative to a company's
                        historic and expected earnings


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole.

The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of a Fund's investment strategy depends significantly on the skill of Systematic Financial Management, L.P. ("Systematic"), the Fund's subadvisor, in assessing the potential of the securities in which the Fund invests. Systematic will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Value Stock Risk
----------------
"Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Fund may underperform other stock funds (such as growth stock funds) when value stocks are out of favor.

Mid-Capitalization Stock Risk
-----------------------------
Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, to the extent it invests in mid-cap stocks, the Fund may underperform other stock funds
(such as funds that focus on small or large capitalization companies) when stocks of medium-sized companies are out of favor.

Large-Capitalization Stock Risk
-------------------------------
Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large capitalization companies are out of favor.

			PERFORMANCE SUMMARY
			===================
The following bar charts and tables illustrate the risks of investing in the Fund by showing the Fund's annual total returns since the Fund's inception on April 1, 2002 and how the annual performance has varied. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results. If The Managers Funds LLC had not agreed to limit
Fund expenses, returns would have been lower.

			Annual Total Returns
		       (Institutional Class)
		       ---------------------


Year		Annual Total Returns
----		--------------------
2003			33.8%


	Best Quarter: 18.08% (Quarter 2003)
       Worst Quarter: -14.44% (Quarter 2002)
    Year-to-Date Returns (1/1/04-3/31/04): 2.61%

The following table compares the Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the index. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

	Average Annual Total Returns as of 12/31/03 (1)
		Systematic Value Fund
	-----------------------------------------------



Institutional Class					 Since
(inception date: April 1, 2002) 	1 Year 	       Inception
-------------------------------		------	       ---------

Return Before Taxes 			33.79% 		6.75%
Return After Taxes on Distributions 	31.81% 		5.80%
Return After Taxes on Distributions 	21.95% 		5.20%
and Sale of Fund Shares
Russell 1000 Value Index (2) 		30.03% 		3.32%


The Russell 1000 Value Index is a market-capitalization weighted index of 1000 U.S. common stocks.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

		FEES AND EXPENSES OF THE FUND
		=============================

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Fees and Expenses
-----------------

   Shareholder fees
    (fees paid directly from your investment)
   ------------------------------------------
				   Institutional Class
				   -------------------

Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of the
 offering price)			 None
Maximum Deferred Sales Charge (Load)     None
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends and Other
 Distributions 				 None
Redemption Fee 				 None


		Annual Fund Operating Expenses
		------------------------------
      (expenses that are deducted from Fund assets)

				   Institutional Class
				   -------------------
Management Fee 				0.70%
Distribution (12b-1) Fees 		0.00%
Other Expenses 				0.65%
					-----
Total Annual Fund Operating Expenses    1.35%
Fee Waiver and Reimbursement (1)       -0.45%
					-----
Net Annual Fund Operating Expenses      0.90%
					=====

(1) The Managers Funds LLC (the "Investment Manager") and Systematic have contractually agreed, through July 1, 2005, to limit Net Annual Fund Operating
Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.90% of the average daily net assets of the Institutional Class, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Net Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. See "Managers AMG Funds."

Example
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



			1 Year 	3 Years 5 Years 10 Years
			------  ------- ------- --------

Institutional Class 	$92 	$383 	$696 	$1,585
-------------------



The Example reflects the impact of the Fund's contractual expense limitation through July 1, 2005, for each period covered by the Example. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		SYSTEMATIC VALUE FUND
		=====================

Objective
---------
The Fund's investment objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its net assets in common and preferred stocks of medium- and large-capitalization U.S. companies. The term "medium- and large-capitalization companies" refer to companies that, at the time of purchase, have market capitalizations over $3 billion. Systematic, the Fund's subadvisor selects stocks of companies that it believes are undervalued relative to a company's historic and expected earnings. Ordinarily, the Fund will invest in companies from all sectors of the market based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential companies for the Fund.

Systematic's investment process emphasizes stocks with lower price earnings ratios, strong balance sheets and earnings potential confirmed through cash flow analysis.
Systematic conducts historic and expected earnings screening to identify approximately 65 top investment candidates. Systematic conducts comprehensive fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Systematic looks for companies that will have strong earnings growth and improving margins, and which trade at valuations that are low relative to their historic and expected earnings.
Ordinarily, the Fund will sell a stock if the company's financial position deteriorates, if the earnings outlook changes, or if there is a negative earnings surprise.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.
Systematic may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund's transaction costs and may increase your tax liability.

Should You Invest in this Fund?
-------------------------------

This Fund MAY be suitable if you:
	  ---
.. Are seeking an opportunity for some equity returns
  in your investment portfolio
.. Are willing to accept a higher degree of risk for
  the opportunity of higher potential returns
.. Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
	  -------
.. Are seeking stability of principal
.. Are investing with a shorter time horizon in mind
.. Are uncomfortable with stock market risk
.. Are seeking current income


WHAT ARE YOU INVESTING IN?
------------------------- You are buying shares of
a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

		MANAGERS AMG FUNDS
		------------------

Managers AMG Funds is part of the Managers Funds
Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies.
The Fund is one of the funds currently available in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or
"TMF"), located at 800 Connecticut Avenue, Norwalk,
CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration.
The Investment Manager also monitors the performance, security holdings and investment strategies of Systematic, the subadvisor of the Fund. Managers Distributors, Inc.
(the "Distributor"), a wholly-owned subsidiary of TMF, serves as the distributor for the Fund.

Systematic has day-to-day responsibility for managing the Fund's portfolio. Systematic, located at 300 Frank
W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck,
NJ 07666, was formed in 1982. Affiliated Managers Group,
Inc., an indirect wholly-owned subsidiary of which serves as Managing Member of TMF, indirectly owns a majority interest in Systematic. As of March 31, 2004,
Systematic had assets under management of approximately
$6.9 billion.

Kevin McCreesh and Ron Mushock are the portfolio managers for the Fund. Kevin McCreesh is Chief Investment Officer and has been a Senior Portfolio Manager with the firm since 1996. Ron Mushock is a Portfolio Manager and Senior Equity Analyst and has been with the firm since 1997. A team of senior analysts works closely with the investment team evaluating and selecting stocks for the Fund.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, through July 1, 2005, to waive fees and pay or reimburse the Institutional Class of the Fund to the extent total expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 0.90% of the average daily net assets of the Institutional Class. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed to the Institutional
Class in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the expenses in any such future year to exceed 0.90% of the average daily net assets of the Institutional Class. In addition to any other waiver or reimbursement agreed to by the Investment
Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment
Manager will, subject to certain conditions, waive an equal amount of the management fee.

	PAST PERFORMANCE OF OTHER SYSTEMATIC ACCOUNTS
	=============================================

The table below sets forth the investment performance for the period from January 1, 1994 to December 31, 2003 of Systematic's Large Cap Composite (the "Composite") which represents separate accounts of $5,000,000 or more (the "Accounts") managed by Systematic with investment objectives, policies and strategies substantially similar to those of the Fund.

The Composite represents an asset-weighted composite of the internal rates of return for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 0.90%, which is the expense ratio of the Institutional Class, net of contractual waivers and reimbursements. The table illustrates how the performance of the Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Fund (which is shown elsewhere in the Prospectus) and is not indicative of the Fund's future performance. Returns for the Composite are calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC. The table compares the Composite's performance to the Russell 1000 Value
Index. Although used as a benchmark, the performance of the Russell 1000 Value Index does not reflect any fees or expenses.



						 Russell
Average Annual 					1000 Value
Total Return: 			Composite 	  Index
--------------			---------	----------
1 Year 				41.41% 		40.82%
3 Years 			 2.85% 		 4.31%
5 Years 			 6.02% 		 3.89%
10 Years 			12.99% 		12.61%

Quarterly Returns
-----------------
March 31, 2003 			-2.67% 		-4.86%
June 30, 2003 			18.35% 		17.27%
September 30, 2003 		 2.68% 		 2.06%
December 31, 2003 		13.59%	        14.19%
Total Annual Return - 2003 	34.34% 		30.03%

Quarterly Returns
-----------------
March 31, 2002 			 3.25% 		 4.09%
June 30, 2002 			-8.81% 		-8.52%
September 30, 2002 	       -16.88% 	       -18.77%
December 31, 2002 		 5.96% 		 9.22%
Total Annual Return - 2002     -17.07% 	       -15.52%

Quarterly Returns
-----------------
March 31, 2001		        -4.11% 		-5.86%
June 30, 2001 			 3.75% 		 4.88%
September 30, 2001 	       -14.27% 	       -10.95%
December 31, 2001 		 7.17% 		 7.37%
Total Annual Return - 2001 	-8.59% 		-5.59%

Quarterly Returns
-----------------
March 31, 2000 			 3.32% 		 0.48%
June 30, 2000 			-5.69% 		-4.69%
September 30, 2000 		10.23% 		 7.86%
December 31, 2000 		 5.01%		 3.60%
Total Annual Return - 2000 	12.78% 		 7.02%

Quarterly Returns
-----------------
March 31, 1999 			 2.54% 		 1.43%
June 30, 1999 			14.05% 		11.28%
September 30, 1999 		-7.13% 		-9.80%
December 31, 1999 		 7.50% 		 5.43%
Total Annual Return - 1999 	16.74%		 7.35%

Quarterly Returns
-----------------
March 31, 1998 			11.75% 		11.66%
June 30, 1998 			-2.21% 		 0.45%
September 30, 1998 	       -21.56% 	       -11.58%
December 31, 1998 		23.61% 		16.61%
Total Annual Return - 1998 	 5.96%          15.63%


			11



Quarterly Returns
-----------------
March 31, 1997 			-0.85% 		 2.56%
June 30, 1997 			16.18% 	        14.74%
September 30, 1997 		18.60% 		 9.96%
December 31, 1997 		-3.02% 		 4.47%
Total Annual Return - 1997 	32.49% 		35.18%

Quarterly Returns
-----------------
March 31, 1996 			 5.81% 		 5.66%
June 30, 1996  			 1.83% 		 1.72%
September 30, 1996 		 3.91% 		 2.91%
December 31, 1996 		13.87% 		 9.98%
Total Annual Return - 1996 	27.46% 		21.64%

Quarterly Returns
-----------------
March 31, 1995 			 8.89% 		 9.50%
June 30, 1995 			 9.65% 		 8.95%
September 30, 1995 		10.96% 		 8.74%
December 31, 1995 		 3.15% 		 6.64%
Total Annual Return - 1995 	36.63% 		38.33%

Quarterly Returns
-----------------
March 31, 1994 			-2.61% 		-3.50%
June 30, 1994 			-2.03% 		 0.62%
September 30, 1994 		 5.85% 		 2.55%
December 31, 1994 		-2.67% 		-1.58%
Total Annual Return - 1994 	-1.69% 		-2.00%



		FINANCIAL HIGHLIGHTS
		====================

The following Financial Highlights table is intended to help you understand the Fund's Institutional Class shares' financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund's
Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

Systematic Value Fund
Financial Highlights
---------------------

For a share of Institutional Class outstanding throughout the fiscal period



					For the fiscal
					 year ended		 From April 1, 2002
			     	     February 29, 2004		to February 28, 2003
			     	     -----------------		--------------------

Net Asset Value, Beginning of Period	$8.09			$10.00
------------------------------------	-----			------

Income from Investment Operations:
----------------------------------
 Net investment income			 0.08 			  0.03
 Net realized and unrealized
  gain (loss)on investments		 3.46			 (1.92)

  Total from investment operations	 3.54			 (1.89)
  --------------------------------	 ----			 ------

Less Distributions to Shareholders from:
----------------------------------------

 Net investment income			(0.07)			 (0.02)
 Net realized gain on investments(	 0.40)			    -

  Total distributions to shareholders	(0.47)			 (0.02)
  -----------------------------------   ------			 ------

Net Asset Value, End of Period	       $11.16			 $8.09
------------------------------	       ------			 -----

Total Return (a)			44.07%			(18.91)%(b)
----------------			------			-----------

Ratio of net expenses to average
 net assets				 0.90%			  0.90%(c)
Ratio of net investment incometo
 average net assets (a) 		 0.95%			  0.86%(c)
Portfolio turnover			  132%			   119%(b)
Net assets at end of period
 (000's omitted)		       $14,433			  $7,707
===========================	       =======			  ======

Expense Offsets (d)
-------------------
Ratio of total expenses to average
 net assets				1.35%			  2.20%(c)
Ratio of net investment income (loss)
 to average net assets			0.50%			 (0.44)%(c)
=====================================	=====			 ==========


*    Commencement of operations.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)  Annualized.
(c)  Not annualized.
(d)  Ratio information assuming no reduction of Fund expenses.

		YOUR ACCOUNT
		============

You may invest in the Fund by purchasing the Institutional Class shares. The Institutional
Class of shares is subject to the minimum initial investment amounts, as described below. As an investor, you pay no sales charges to invest in the Fund and you pay no charges for exchanges within the Managers Funds
Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value (NAV) per share of the Institutional Class, next determined after your purchase or redemption order is received on each day the New York
Stock Exchange (the "NYSE") is open for trading. The NAV per share of the Institutional Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Institutional Class divided by the number of shares outstanding of the Institutional Class. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization in propoer form before 4:00 p.m.

The Fund's investments are valued based on market values.
If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund
-------------------------------
Cash investments in the Fund must be in U.S. Dollars.
Third-party checks and "starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund for Institutional
Class shares:


			Initial 	Additional
Institutional Class   Investment        Investment
-------------------   ----------	----------

Regular accounts      $1,000,000         $1,000
Traditional IRA           25,000          1,000
Roth IRA                  25,000          1,000

The Fund or the Distributor may, in its discretion, waive the minimum and initial investment amounts at any time. Additionally, the Fund or the Distributor may, in their discretion, request reimbursement from shareholder accounts that are involved in excessive trading. The costs to be borne by shareholders deemed to be involved in excessive trading by the Fund or the Distributor include, but are not limited to: 1) bank wire fees incurred by the Fund in order to facilitate the transfer of shareholder purchases and redemptions, and 2) sub-transfer agent recordkeeping fees associated with excessive trading.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

		HOW TO PURCHASE SHARES
		======================

You may purchase shares of the Fund once you have established an account with Managers AMG Funds (the
"Trust"). You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	==================================



			Initial Purchase 		Additional Purchases
			----------------		--------------------
Through your 		Contact your investment 	Send any additional
Investment advisor 	or other investment 		monies to your
Advisor 		professional. 			investment professional
							at the address appearing
							on your account
							statement.

All Shareholders:
By Mail 		Complete the account	        Write a letter of
			application. 			instruction and a check
			Mail the application and a 	payable to Managers
			check payable to Managers	AMG Funds to:
			AMG Funds to:

			Managers AMG Funds 		Managers AMG Funds
			c/o Boston Financial 		c/o Boston Financial
			Data Services, Inc. 		Data Services, Inc.
			P.O. Box 8517 			P.O. Box 8517
			Boston, MA 02266-8517 		Boston, MA 02266-8517

							Include your account #
							and Fund name on your
							check

By Telephone 	        Not Available 			If your account has
							already been established,
							call the Transfer
							Agent at (800) 252-0682.
							The minimum additional
							investment is $1,000

By Internet 	        Not Available 			If your account has
							already been established,
							see our website at
							www.managersamg.com.
							The minimum additional
							investment is $1,000



NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE
FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15
CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

By Wire: Please call and notify the Fund at (800) 252-0682.
Then instruct your bank to wire the money to State Street
Bank and Trust Company, Boston, MA 02101; ABA #011000028;
BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

		HOW TO SELL SHARES
		==================
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's
Transfer Agent receives your order in proper form. The
Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.
Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.


		  INSTRUCTIONS
		  ------------


Through your Investment
Advisor 			Contact your investment advisor or other
				investment professional.

All Shareholders:
By Mail 			Write a letter of instruction containing:
				. the name of the Fund
				. dollar amount or number of shares to be sold
				. your name
				. your account number
				. signatures of all owners on account

				Mail letter to:
				Managers AMG Funds
				c/o Boston Financial Data Services, Inc.
				P.O. Box 8517
				Boston, MA 02266-8517

By Telephone 			If you elected telephone redemption privileges
				on your account application, call us at
				(800) 252-0682.

By Internet 			See our website at www.managersamg.com



NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK,
THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR
UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

Redemptions of $250,000 and over for Institutional Class shares require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

Telephone redemptions are available only for redemptions which are below $250,000 for Institutional Class shares.

		INVESTOR SERVICES
		=================
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at
(800) 835-3879 for more information and an IRA kit.

Exchange Privilege allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone
(if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

		OPERATING POLICIES
		==================

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions to discontinue these account options.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:
* redeem an account if the value of the account falls below $250,000 for Institutional Class shares due to redemptions;

.. suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange
  Commission;

.. change the minimum investment amounts;

.. delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

.. make a redemption-in-kind (a payment in portfolio securities instead of in cash);

.. refuse a purchase order for any reason, including failure to submit a properly completed application;

.. refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in management's discretion); and

.. terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.

		FREQUENT TRADING POLICY
		=======================
The Fund has a policy of discouraging frequent trading in Fund shares, sometimes referred to as "market timing," because such activities may be disruptive to the management of a Fund's portfolio.
The Fund reserves the right to refuse a purchase order for any reason and may limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

		ACCOUNT STATEMENTS
		==================
You will receive quarterly and yearly statements detailing your account activity. All investors
(other than IRA accounts) will also receive a Form
1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

	    DIVIDENDS AND DISTRIBUTIONS
	    ===========================
Income dividends and net capital gain distributions, if any, are normally declared and paid in December.
We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

		    TAX INFORMATION
		    ===============
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended, and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investments in the Fund based upon your particular circumstances.

Short-term capital gain distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain distributions will be taxed as long-term capital gains regardless of how long you have held shares of the Fund.
These provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Fund by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who;

* fail to provide a social security number or taxpayer identification number;
* fail to certify that their social security number or taxpayer identification number is correct; or
* fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

		MANAGERS AMG FUNDS
		==================

	      SYSTEMATIC VALUE FUND
	      =====================

	INVESTMENT MANAGER
	------------------
	The Managers Funds LLC
	800 Connecticut Avenue
	Norwalk, Connecticut 06854-2325
	(203) 299-3500 or (800) 835-3879

	SUBADVISOR
	----------
	Systematic Financial Management, L.P.
	300 Frank W. Burr Boulevard
	Glenpointe East, 7th Floor
	Teaneck, New Jersey 07666

	DISTRIBUTOR
	-----------
	Managers Distributors, Inc.
	800 Connecticut Avenue
	Norwalk, Connecticut 06854-2325

	CUSTODIAN
	---------
	The Bank of New York
	100 Church Street
	New York, New York 10286

	LEGAL COUNSEL
	-------------
	Goodwin Procter LLP
	Exchange Place
	Boston, Massachusetts 02109

	TRANSFER AGENT
	--------------
	Boston Financial Data Services, Inc.
	Attn: Managers AMG Funds
	P.O. Box 8517
	Boston, Massachusetts 02266-8517
	(800) 252-0682

	TRUSTEES
	--------
	Jack W. Aber
	William E. Chapman, II
	Edward J. Kaier
	John Kingston, III
	Peter M. Lebovitz
	Eric Rakowski

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ADDITIONAL INFORMATION
======================

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information and the Semi-Annual and Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone: 		1-800-835-3879
By Mail: 		Managers AMG Funds
			800 Connecticut Avenue
			Norwalk, CT 06854
On the Internet: 	Electronic copies are available
			on our website at
			www.managersamg.com

In the Fund's Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
Information about the Fund, including the Fund's current Statement of Additional Information and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission. The Fund's
Statement of Additional Information is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C.
20549-0102. Information about the Fund also may be reviewed and copied at the SEC's Public
Reference Room. Call (202) 942-8090 for
information on the operation of the SEC's Public
Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521
---------------------------------------------------